Warrants (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 26, 2020	Dec. 31, 2022 USD ($) d $ / shares shares	Dec. 31, 2021 USD ($)
Warrants
Change in fair value of warrant liabilities | $		$ 20,859	$ 161,095
Value of public warrants per warrant issued during IPO (as a percent)	33.00%
Public Warrants [Member]
Warrants
Outstanding warrants | shares		13,799,357
Warrants settleable in cash shares held for tender offer percentage		50.00%
Private Warrants [Member]
Warrants
Outstanding warrants | shares		6,853,333
Fair market value trading days | d		30
Warrants exercised | shares		0
Class A Common Stock | Public Warrants [Member]
Warrants
Shares called by warrants | shares		1
Exercise price		$ 11.5
Warrant Redemption $0.01 [Member] | Public Warrants [Member]
Warrants
Warrants redemption price per warrant		$ 0.01
Warrants redemption period		30 days
Warrant Redemption $0.01 [Member] | Private Warrants [Member]
Warrants
Warrants redemption price per warrant		$ 0.01
Warrant Redemption $0.01 [Member] | Class A Common Stock | Public Warrants [Member]
Warrants
Trading day period		30 days
Trading day period for cashless basis redemption		10 days
Stock price trigger		$ 18
Threshold trading days | d		20
Warrant Redemption $0.10 [Member] | Public Warrants [Member]
Warrants
Period of warrants become exercisable		90 days
Warrants redemption price per warrant		$ 0.1
Warrants redemption period		30 days
Warrant Redemption $0.10 [Member] | Private Warrants [Member]
Warrants
Warrants redemption price per warrant		$ 0.1
Warrant Redemption $0.10 [Member] | Class A Common Stock | Public Warrants [Member]
Warrants
Stock price trigger		$ 10